SUBSEQUENT EVENTS (Tables) - Vislink International Limited [Member]	12 Months Ended
Dec. 31, 2016
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The purchase price allocation was based, in part, on management’s knowledge of Vislink’s business and the preliminary results of a third-party appraisal commissioned by management.

Purchase Consideration

Amount of consideration:	$16,000,000
Tangible assets acquired and liabilities assumed at preliminary fair value
Accounts receivable	$10,231,000
Inventories	12,459,000
Property and equipment	1,284,000
Prepaid expenses	76,000
Intangible assets	5,944,000
Accounts payable and deferred revenue	(1,599,000)
Accrued expenses	(929,000)
Net tangible assets acquired	$27,466,000
Total net assets acquired	$27,466,000
Consideration paid	16,000,000
Preliminary gain on bargain purchase	$11,466,000

Business Acquisition, Pro Forma Information [Table Text Block]
The following presents the unaudited pro-forma combined results of operations of the Company with Vislink and IMT as if the acquisition occurred on January 1, 2015.

	For the Year Ended December 31,
	2016	2015
Revenues, net	$52,191	$78,421
Net loss allocable to common shareholders	$(81,597)	$(23,883)
Net loss per share	$(132.46)	$(379.09)
Weighted average number of shares outstanding	616	63